STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Schedule of consolidated financial statements) (Details)	12 Months Ended
Dec. 31, 2017
Tower One [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower One
Location	Canada
Percentage of ownership	100.00%
Functional currency	Canadian dollars
Tower Three [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Three
Location	Colombia
Percentage of ownership	100.00%
Functional currency	Colombian Peso
Innervision [Member]
Disclosure of detailed information about business combination [line items]
Entites	Innervision
Location	Colombia
Percentage of ownership	90.00%
Functional currency	Colombian Peso
Evotech [Member]
Disclosure of detailed information about business combination [line items]
Entites	Evotech
Location	Argentina
Percentage of ownership	65.00%
Functional currency	Argentina Peso
Tower 3 SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower 3 SAS
Location	Argentina
Percentage of ownership	100.00%
Functional currency	Argentina Peso
TCTS [Member]
Disclosure of detailed information about business combination [line items]
Entites	TCTS
Location	USA
Percentage of ownership	70.00%
Functional currency	US dollars